Financial Instruments - Schedule of Financial Assets (Liabilities) Measured at Fair Value (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Level 1 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments
Contingent consideration
Level 2 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments	542	49	(12)
Contingent consideration
Level 3 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments
Contingent consideration	$ (21,884)	$ (23,566)	$ (19,928)